Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Estimated Financial Information by Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2013:
Total revenue(2)	¥3,016,008	¥426,377	¥256,495	¥585,474	¥211,076	¥4,495,430
Total expense(3)	2,248,856	327,565	160,061	268,349	74,728	3,079,559
Income before income tax expense	767,152	98,812	96,434	317,125	136,348	1,415,871
Net income attributable to Mitsubishi UFJ Financial Group	499,125	95,565	78,442	274,951	121,041	1,069,124
Total assets at end of fiscal year	151,999,696	30,730,705	23,224,502	15,938,673	8,665,700	230,559,276
Fiscal year ended March 31, 2014:
Total revenue(2)	¥3,110,050	¥218,953	¥155,022	¥569,018	¥290,321	¥4,343,364
Total expense(3)	1,952,250	426,084	143,417	315,203	85,967	2,922,921
Income (loss) before income tax expense (benefit)	1,157,800	(207,131)	11,605	253,815	204,354	1,420,443
Net income (loss) attributable to Mitsubishi UFJ Financial Group	859,846	(131,566)	6,484	149,417	131,212	1,015,393
Total assets at end of fiscal year	158,809,701	40,625,000	22,352,446	22,312,805	9,561,125	253,661,077
Fiscal year ended March 31, 2015:
Total revenue(2)	¥3,016,375	¥715,461	¥521,440	¥1,087,444	¥399,003	¥5,739,723
Total expense(3)	2,013,032	515,290	166,892	673,066	108,787	3,477,067
Income before income tax expense	1,003,343	200,171	354,548	414,378	290,216	2,262,656
Net income attributable to Mitsubishi UFJ Financial Group	410,671	187,354	309,808	358,627	264,667	1,531,127
Total assets at end of fiscal year	169,280,635	46,327,668	27,718,111	26,193,776	11,366,136	280,886,326

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision (credit) for credit losses and Non-interest expense.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities [Table Text Block]

	2014	2015
	(in millions)
Cash and due from banks	¥804,617	¥773,580
Interest-earning deposits in other banks	9,020,949	8,591,461

Total	¥9,825,566	¥9,365,041

Trading account assets	¥28,319,251	¥32,992,334

Investment securities	¥4,749,265	¥7,467,951

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥39,763,643	¥48,404,292

Deposits	¥40,648,813	¥46,024,124

Funds borrowed:
Call money, funds purchased	¥201,606	¥315,156
Payables under repurchase agreements	8,995,939	9,228,209
Payables under securities lending transactions	96,202	47,852
Other short-term borrowings	3,698,004	4,830,626
Long-term debt	3,376,761	3,577,497

Total	¥16,368,512	¥17,999,340

Trading account liabilities	¥5,876,702	¥8,169,332